Consolidated Statements of Income and Comprehensive Income (Loss) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 SGD ($) $ / shares shares	Dec. 31, 2023 SGD ($) $ / shares shares	Dec. 31, 2022 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenues	$ 14,111	$ 19,279	$ 18,032	$ 18,631
Cost of revenues	(10,310)	(14,085)	(13,666)	(13,503)
Gross profit	3,801	5,194	4,366	5,128
Operating expenses:
Selling and marketing expenses	(89)	(122)	(53)	(27)
General and administrative expenses	(3,733)	(5,102)	(3,303)	(3,337)
Total operating expenses	(3,822)	(5,224)	(3,356)	(3,364)
Income (loss) from operations	(21)	(30)	1,010	1,764
Other income (loss):
Other income	786	1,073	728	542
Interest expense	(378)	(516)	(511)	(336)
Other expense	(193)	(264)	(597)	(545)
Change in fair value in financial instrument	14	19		2
Total other (loss) income	229	312	(380)	(337)
Income before tax expense	208	282	630	1,427
Income tax expense	(183)	(250)	(111)	(235)
Net income	25	32	519	1,192
Other comprehensive income
Foreign currency translation gain/ (loss), net	(20)	(27)	(69)	2
Total comprehensive income	$ 5	$ 5	$ 450	$ 1,194
Net income per share attributable to ordinary shareholders
Basic | (per share)	$ 0.00	$ 0.00	$ 0.10	$ 0.25
Diluted | (per share)	$ 0.00	$ 0.00	$ 0.10	$ 0.25
Weighted average number of ordinary shares used in computing net income per share
Basic, Shares	5,100,365	5,100,365	5,006,666	4,697,722
Diluted,Shares	5,100,365	5,100,365	5,006,666	4,697,722